QUARTERLY SELECTED FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
QUARTERLY SELECTED FINANCIAL DATA (UNAUDITED) [Abstract]
Interest Income	$ 10,988	$ 10,965	$ 11,123	$ 11,031	$ 11,003	$ 10,865	$ 11,148	$ 11,071	$ 11,027	$ 44,122	$ 44,111	$ 45,506
Net Interest Income	9,524	9,459	9,576	9,446	9,427	9,205	9,410	9,145	8,974	37,908	36,734	36,150
Net income	$ 3,825	$ 3,611	$ 3,434	$ 3,175	$ 3,588	$ 3,234	$ 3,441	$ 3,324	$ 3,516	$ 13,808	$ 13,515	$ 11,862
EPS Basic		$ 1.00	$ 0.95	$ 0.89	$ 0.99	$ 0.90	$ 0.95	$ 0.93	$ 0.97	$ 3.83	$ 3.75
EPS Diluted		$ 1.00	$ 0.95	$ 0.89	$ 0.99	$ 0.90	$ 0.95	$ 0.93	$ 0.97	$ 3.83	$ 3.75